7. Stock Option Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
7. Stock Option Plan

On May 16, 2012, the Company established the 2012 Stock Option Plan (“Plan”) authorizing the granting of options for up to 40,000,000 shares of Common Stock. The purpose of the Plan is to promote the long-term growth and profitability of the Company by (i) providing key people and consultants with incentives to improve stockholder value and to contribute to the growth and financial success of the Company and (ii) enabling the Company to attract, retain and reward the best available persons for positions of substantial responsibility. The Plan permits the granting of stock options, including non-qualified stock options and incentive stock options qualifying under Section 422 of the Code, in any combination (collectively, "Options"). At June 30, 2014, the Company had 21,162,500 shares of Common Stock available for issuance under the Plan.

The Company uses the Black-Scholes option-pricing model (“Black-Scholes model”) to estimate the fair value of stock option grants. The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company’s stock price over the contractual term of the option. The expected life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant.

A summary of the Plan Options for the six months ended June 30, 2014 is presented in the following table:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)

Outstanding December 31, 2013	17,572,500	$0.22	$478
Granted	1,236,000	0.21
Exercised	(5,000)	0.25	-
Outstanding June 30, 2014	18,803,500	0.22	164

Exercisable June 30, 2014	14,282,000	$0.22	$43

The weighted-average fair value per share of the granted options for the six months ended June 30, 2014 and 2013 was $0.09 and $0.14, respectively.

Stock-based compensation expense was approximately $100,000 and $247,000 for the three and six months ended June 30, 2014, respectively, compared to approximately $128,000 and $427,000 for the three and six months ended June 30, 2013.

As of June 30, 2014, there was approximately $445,000 of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan. The expense is expected to be recognized over a weighted-average period of 3.07 years.

On May 16, 2012, the Company established the 2012 Stock Option Plan (“Plan”) authorizing the granting of options for up to 40,000,000 shares of common stock. The purpose of the Plan is to promote the long-term growth and profitability of the Company by (i) providing key people and consultants with incentives to improve stockholder value and to contribute to the growth and financial success of the Corporation and (ii) enabling the Corporation to attract, retain and reward the best available persons for positions of substantial responsibility. The Plan permits the granting of stock options, including non-qualified stock options and incentive stock options qualifying under Section 422 of the Code, in any combination (collectively, "Options").

The Company uses the Black-Scholes option-pricing model (“Black-Scholes model”) to estimate the fair value of stock option grants. The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company’s stock price over the contractual term of the option. The expected life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently it is based on the simplified approach provided by SAB 110. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant. The following were the factors used in the Black Scholes model to calculate the compensation cost:

	Years ended December 31,
	2013	2012
Stock price volatility	98% - 118%	84% - 110%
Risk-free rate of return	0.22% - 0.39%	0.22% - 0.35%
Annual dividend yield	0%	0%
Expected life	1.5 - 5.0 years	1.5 – 5.0 years

A summary of the Plan Options for the year ended December 31, 2013, is presented in the following table:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding December 31, 2011	-	$-	$-
Granted	13,729,000	0.22
Exercised	(1,000)	0.22	-
Outstanding December 31, 2012	13,728,000	0.22	5
Granted	4,072,500	0.20
Canceled / expired	(200,000)	0.22
Exercised	(28,000)	0.21
Outstanding December 31, 2013	17,572,500	$0.22	$478
Exercisable December 31, 2013	9,051,000	$0.22	$186

     The weighted-average fair value per share of the granted options was $0.13 and $0.11 for the years ended December 31, 2013 and 2012, respectively.

                The following table sets forth the exercise price range, number of shares, weighted-average exercise price and remaining contractual lives at December 31, 2013:

Weighted		Weighted	Weighted
Average		Average	Average
Exercise Price	Options	Exercise Price	Remaining Life
Outstanding:
$0.16 - $0.21	3,605,500	$0.18	8.58
$0.21 - $0.23	12,741,750	$0.22	3.51
$0.23 - $0.33	1,225,250	$0.27	2.24
Exercisable:
$0.16 - $0.21	584,000	$0.17	2.07
$0.21 - $0.23	7,241,750	$0.22	3.59
$0.23 - $0.33	1,225,250	$0.27	2.24

At December 31, 2013, the Company had 22,398,500 shares of common stock available for issuance under the Plan.

Total stock based compensation expense included in the consolidated statements of operations was charged as follows in thousands:

	Years ended December 31,
	2013	2012
Cost of revenues	$17	$4
Distributor compensation	140	165
Sales and marketing	22	9
General and administrative	669	451
	$848	$629

As of December 31, 2013, there was approximately $580,000 of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan. The expense is expected to be recognized over a weighted-average period of 2.07 years.